Loss Per Share - Schedule of Computation of Basic Earnings (Loss) Per Share (EPS) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ (0.79)	$ 0.15	$ (0.88)	$ 0.08
Diluted loss per share (in dollars per share)	$ (0.79)	$ 0.14	$ (0.88)	$ 0.08
Issued common shares at the end of the period (in shares)	315,400,000	244,400,000	315,400,000	244,400,000	315,400,000
Net (loss) / income - basic	$ (241.4)	$ 35.1	$ (270.4)	$ 18.2
Convertible bond interest using the if converted method	0.0	3.0	0.0	0.0
Net (loss) / income - diluted	$ (241.4)	$ 38.1	$ (270.4)	$ 18.2
Weighted average number of shares outstanding during the period, basic (in shares)	307,391,018	238,907,129	307,653,974	241,134,285
Dilutive effect of convertible bonds and notes, share options, RSUs and PSUs (in shares)	0	34,970,601	0	1,228,215
Weighted average number of shares outstanding during the period, diluted (in shares)	307,391,018	273,877,730	307,653,974	242,362,500